EQUITY (Details Narratives) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common stock issued	10,000
Options exercised	10,000
Preferred outstanding	239,400		239,400	239,400
Undeclared dividends	$ 21,000		$ 8,000
Cash proceeds				8,544,000
Company issued common stock pursuant to the exercise of warrants	31,539
Warrants exercised	31,539
Company issued common stock pursuant to the cashless exercise	982,419
Warrant exercised to issue common stock pursuant to cashless exercise	1,917,253
Proceeds from issuance of warrants	16,000
Stock-based compensation expense related to equity options	126,000	141,000
Stock-based compensation expense related to these restricted stock grants	0	9,000
Options to purchase shares of common stock	435,000
Historical volatility rate, minimum	83.00%	83.00%
Historical volatility rate, maximum	144.00%	144.00%
Expected term	5 years 9 months 18 days	5 years 9 months 18 days
Risk free interest rate	2.60%	2.60%
Dividend yield	0.00%	0.00%
Weighted average grant date fair value	$ 0.66	$ 0.66
Consultant [Member]
Warrant purchase to consultant	$ 85,000
Common stock price ranging of warrants	$1.08 to $1.15
Warrants to purchase common stock outstanding	17,288,576
Common stock price ranging of warrants outstanding	$0.50 to $1.25
Existing shareholder and member of our Board of Directors [Member]
Warrant to purchase common stock	1,052,632
Warrant to purchase common stock exercise price	$ 0.95